UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

Dreyfus Premier Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
19	Financial Highlights
24	Notes to Financial Statements
34	Information About the Review
and Approval of the Fund’s
Investment Advisory and
Administration Agreements

F O R M O R E I N F O R M AT I O N

Back Cover

The Fund

Dreyfus Premier
International Equity Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier International Equity Fund, covering the six-month period from October 1, 2007, through March 31, 2008.

The past six months proved to be one of the more challenging times for equity investors in recent memory.The U.S. economy continues to sputter under the weight of a weakening housing market, and a credit crisis that originated in the U.S. sub-prime mortgage sector continues to disrupt other areas of the global and domestic financial markets. These developments dampened investor sentiment and produced heightened volatility in most segments of the stock market, including international equity markets. However, foreign GDP readings and economic growth have remained strong in certain European and many emerging Asian markets, and the long-term trends that previously drove those markets higher appear to be intact.

The Federal Reserve Board and the U.S. government have adopted stimulative monetary and fiscal policies in an effort to boost the U.S. economy, and other central banks are expected to follow.While it is too early to tell how effective their actions will be, the time is right to position your portfolio for the investment challenges and opportunities that may arise.As always, we encourage you to stay in close contact with your financial advisor, who can help you maintain a disciplined approach and a long-term perspective, which historically have been key to investment success over the long run.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2007, through March 31, 2008, as provided by William S. Patzer, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2008, Dreyfus Premier International Equity Fund’s Class A shares produced a total return of –13.96%, Class B shares produced a total return of –14.34%, Class C shares produced a total return of –14.28%, Class I shares produced a total return of –13.86% and Class T shares produced a total return of –14.14% .1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of –10.50% for the same period.2 Economic concerns and rising commodity prices contributed to volatility in international equity indices during the reporting period. Disappointing stock selections in several economic segments and geographical areas caused the fund’s returns to lag its benchmark.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada, and may also invest up to 25% of assets in securities of issuers located in emerging market countries.

The fund invests in stocks that appear to be undervalued as measured by their price/earnings ratios, and that may have value and/or growth characteristics.We employ a “bottom-up” investment approach, which emphasizes individual stock selection. Our stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Market Volatility Stemmed from Economic Concerns

The investment climate became more challenging over the reporting period as a credit crisis emanating from the U.S. sub-prime mortgage market and a sustained U.S. economic slowdown weighed heavily on international investor sentiment. This development, paired with rising

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

commodity,metal and raw material prices,caused the major international indices to lose value. Countries with large export exposure to the United States especially suffered, as many local currencies appreciated against the U.S. dollar. Despite aggressive efforts by the Federal Reserve Board to stabilize the domestic financial markets and inject liquidity into the banking system, domestic banks generally remained reluctant to lend.

Our Security Selection Strategy Undermined Returns

The fund underperformed its benchmark in some countries and sectors primarily due to disappointing stock selections. Exposure to Japanese property management and development companies constrained performance when housing markets slowed and in the U.K commercial banks underperformed. Many Japanese and U.K. exporters also declined, as U.S. discretionary spending was stifled and the U.S. dollar’s value dropped. In Japan, local investors sold down these export stocks to avoid the impact and moved into local companies not affected by the yen strength. U.K. retailer Next Group also was hurt by sluggish consumer spending, while Royal Dutch Shell and BP lost value on the perception that, with the economic slowdown, refiners would be hurt due to a weakening in demand for refined products.Vodafone Group’s shares also were down due to competitive pressures and potential regulatory issues in the U.K. mobile phone market.

Despite strong demand by emerging markets for raw materials, reduced contract levels within the industrials sector hurt the materials sector, with Japanese materials stocks ranking among the fund’s weaker holdings. Komatsu Limited, a manufacturer of construction and mining equipment, and Mitsui OSK Lines, an operator of tankers and carriers, sustained a lower stock price as the yen appreciated against the U.S. dollar. In the consumer discretionary area, major exporters, such as Japan’s Sony, Nikon and Toyota Motor, encountered reduced sales and earnings impact via the strength of the yen.

The implosion of the U.S. sub-prime mortgage industry hurt several international, diversified commercial banks, such as Sweden’s Nordea Bank and Skandinaviska Enskilda Banken, the U.K.’s HBOS and Japan’s Sumitomo Trust and Banking. Japanese real-estate stocks, including Kenedix, also produced a drag on the fund’s return. However, the fund did not invest in two of the poorer performing financial stocks within the MSCI EAFE Index, Mizuho Financial Group and UBS, which helped bolster relative performance, as did the fund’s lack of exposure to real-estate investment trusts.

4

In Germany, the fund received better results from medical equipment company Fresenius, Porsche Automobile Holding and steel producer Salzgitter, which continued to enjoy robust demand. Switzerland’s Nestlé also boosted the fund’s returns, as did Zurich Financial Services. An underweighted position in the poorer performing Hong Kong Exchange proved advantageous, as did an investment in Hong Kong-based power company CLP Holdings, which was sold during the reporting period, gained value due to a greater international presence.

Positive performance in the information technology sector was primarily the result of strong demand for Nintendo’s Wii interactive gaming system. Conversely, the fund avoided laggards such as L.M. Ericsson Telephone Co. and Alcatel-Lucent. In the consumer staples area, food giant Nestlé fared well as the company passed along the rising cost of ingredients to consumers.

Signs of Stabilization Have Appeared

We have reduced the fund’s exposure to financial stocks, particularly Asian real estate stocks, and we have remained aware of the effects a depreciating U.S. dollar has on international markets. In addition, we believe signs of stabilization have appeared in global credit markets. Valuation spreads within the market have widened significantly and increased valuation dispersion provides more opportunities to exploit the valuation component in our model. Our discipline should be able to aid performance as this headwind abates.We have continued to manage the fund using our time-tested,disciplined approach,which favors companies with perceived attractive valuations and positive business momentum.

April 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The
Boston Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
[2]	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Equity Fund from October 1, 2007 to March 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 5.21	$ 9.05	$ 8.82	$ 3.96	$ 7.20
Ending value (after expenses)	$860.40	$856.60	$857.20	$861.40	$858.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 5.65	$ 9.82	$ 9.57	$ 4.29	$ 7.82
Ending value (after expenses)	$1,019.40	$1,015.25	$1,015.50	$1,020.75	$1,017.25

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.95% for Class B, 1.90% for
Class C, .85% for Class I and 1.55% from Class T shares; multiplied by the average account value over the period,multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2008 (Unaudited)

Common Stocks—97.0%	Shares	Value ($)

Australia—4.5%
ASX	44,100	1,507,334
BHP Billiton	173,713	5,685,072
Computershare	188,861	1,510,253
Santos	65,980	874,339
Sims Group	29,700	806,144
Sonic Healthcare	61,190	768,923
Telstra	211,010	848,506
Westpac Banking	32,564	706,807
		12,707,378
Austria—.6%
OMV	24,900	1,645,560
Belgium—2.5%
Colruyt	8,130	2,092,152
InBev	29,840	2,625,916
KBC Groep	17,880	2,318,661
		7,036,729
Denmark—1.5%
Carlsberg, Cl. B	19,132	2,446,485
Danske Bank	31,200	1,150,993
Sydbank	23,390	850,496
		4,447,974
Finland—1.2%
Nokia	109,590	3,467,239
France—10.1%
Air France-KLM	24,100	678,777
AXA	63,500	2,304,771
BNP Paribas	34,067	3,436,227
Bouygues	15,490	984,067
Cap Gemini	37,019	2,108,074
CNP Assurances	7,020	865,350
France Telecom	78,968	2,655,497
Lafarge	7,663	1,332,717
Sanofi-Aventis	23,530	1,765,279
Scor	73,030	1,743,284
Suez	41,777	2,741,778
Total	66,062	4,906,074

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Unibail-Rodamco	5,718	1,471,545
Vinci	24,700	1,785,594
		28,779,034
Germany—9.9%
BASF	19,658	2,647,612
Bayer	19,500	1,562,685
Bayerische Motoren Werke	32,450	1,792,560
Daimler	42,516	3,634,678
Deutsche Bank	14,040	1,589,283
E.ON	24,500	4,535,561
Linde	12,625	1,783,697
MAN	13,540	1,798,607
Merck	9,620	1,185,699
Muenchener Rueckversicherungs	7,776	1,520,802
RWE	8,350	1,026,398
Salzgitter	6,161	1,071,787
Siemens	11,030	1,195,449
ThyssenKrupp	21,000	1,201,497
Wincor Nixdorf	18,050	1,444,775
		27,991,090
Greece—2.3%
Alpha Bank	60,230	1,996,858
Coca-Cola Hellenic Bottling	46,800	2,179,631
National Bank of Greece	42,450	2,239,748
		6,416,237
Hong Kong—1.2%
Esprit Holdings	71,700	860,476
Hang Seng Bank	46,500	841,853
Wharf Holdings	343,900	1,619,491
		3,321,820
Ireland—1.4%
Allied Irish Banks	86,900	1,852,118
Kerry Group, Cl. A	66,184	2,064,691
		3,916,809
Italy—2.6%
Banca Popolare di Milano	47,400	523,083
Enel	243,200	2,580,168

8

Common Stocks (continued)	Shares	Value ($)

Italy (continued)
ENI	62,960	2,142,038
Fondiaria-SAI	31,800	1,328,410
Prysmian	34,210	734,526
		7,308,225
Japan—18.1%
Aisin Seiki	41,700	1,556,220
Bank of Kyoto	127,700	1,552,693
Canon	38,500	1,772,823
Chiba Bank	205,700	1,397,060
FamilyMart	55,200	1,976,966
Gunma Bank	170,000	1,215,991
Hitachi Chemical	46,700	877,968
Hokuhoku Financial Group	286,700	862,861
Kobe Steel	282,300	804,306
Konami	23,600	887,841
Marubeni	311,400	2,268,022
Mitsubishi Gas Chemical	124,000	881,982
Mitsubishi UFJ Lease & Finance	42,980	1,496,194
Mitsui & Co	134,200	2,719,543
Mitsui Chemicals	145,000	960,072
Mitsui OSK Lines	157,600	1,905,177
Nikon	90,700	2,415,816
Nintendo	7,900	4,073,636
Nippon Telegraph & Telephone	267	1,151,786
Nippon Yusen	800	7,512
Osaka Gas	208,000	830,498
Shizuoka Bank	78,600	928,092
Sony	57,800	2,302,026
Sumitomo Electric Industries	163,500	2,069,994
Sumitomo Metal Industries	500	1,896
Sumitomo Metal Mining	77,300	1,438,518
Takeda Pharmaceutical	57,700	2,888,473
Terumo	20,200	1,053,772
Toppan Printing	111,800	1,296,557
Toshiba	213,000	1,423,134
Toyota Motor	127,700	6,367,065
		51,384,494

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Netherlands—4.5%
European Aeronautic Defence and Space	74,027	1,754,228
ING Groep	125,300	4,692,247
Koninklijke BAM Groep	70,841	1,669,781
Koninklijke DSM	16,970	818,480
Koninklijke Philips Electronics	55,110	2,108,137
Royal KPN	105,715	1,785,811
		12,828,684
Norway—1.0%
DNB NOR	94,400	1,432,957
StatoilHydro	45,450	1,361,978
		2,794,935
Spain—3.6%
Banco Santander	170,160	3,390,251
Mapfre	148,600	746,038
Repsol	38,180	1,317,653
Telefonica	133,330	3,831,019
Union Fenosa	14,520	975,855
		10,260,816
Sweden—2.0%
Alfa Laval	21,000	1,275,865
NCC, Cl. B	78,100	2,273,921
Skanska, Cl. B	44,600	893,223
Svenska Cellulosa, Cl. B	73,100	1,331,753
		5,774,762
Switzerland—8.4%
Baloise Holding	16,520	1,641,853
Credit Suisse Group	25,860	1,316,306
Holcim	14,276	1,499,332
Lonza Group	6,606	876,055
Nestle	12,303	6,147,783
Novartis	17,800	912,315
Roche Holding	20,114	3,785,426
Swatch Group	7,460	1,994,391
Swiss Reinsurance	17,280	1,509,455
Zurich Financial Services	13,040	4,106,596
		23,789,512

10

Common Stocks (continued)	Shares	Value ($)

United Kingdom—21.6%
Amlin	324,821	1,740,475
AstraZeneca	18,690	698,830
Barclays	163,740	1,457,496
BP	468,280	4,758,358
British American Tobacco	106,168	3,953,305
Charter	75,320 [a]	1,270,606
Cookson Group	102,995	1,345,842
Dairy Crest Group	100,380	934,333
Dana Petroleum	39,970 [a]	998,715
De La Rue	104,793	1,846,265
Greene King	114,800	1,278,755
HBOS	205,980	2,256,376
Land Securities Group	45,000	1,347,669
National Grid	133,800	1,836,241
Next	57,960	1,310,188
Prudential	67,644	893,427
Royal Bank of Scotland Group	268,500	1,785,559
Royal Dutch Shell, Cl. A	15,700	541,229
Royal Dutch Shell, Cl. B	103,100	3,470,292
Schroders	55,921	1,035,267
Scottish & Southern Energy	51,400	1,432,227
Shire	61,930	1,198,205
SSL International	110,900	1,002,847
Stagecoach Group	423,330	2,031,554
Standard Chartered	54,020	1,841,253
Thomas Cook Group	391,690	2,254,353
Tullet Prebon	89,640	858,414
Unilever	74,740	2,520,159
Vedanta Resources	25,665	1,067,613
Vodafone Group	1,793,180	5,370,251
William Morrison Supermarkets	226,205	1,229,566
WPP Group	270,960	3,231,870
Xstrata	36,820	2,577,334
		61,374,874
Total Common Stocks
(cost $283,174,147)		275,246,172

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—1.0%	Shares	Value ($)

Germany
Fresenius
(cost $2,039,890)	33,330	2,775,702

Other Investment—.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,600,000)	1,600,000 [b]	1,600,000

Total Investments (cost $286,814,037)	98.6%	279,621,874
Cash and Receivables (Net)	1.4%	3,883,381
Net Assets	100.0%	283,505,255

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Financial	24.5	Health Care	7.2
Industrial	11.6	Information Technology	5.9
Consumer Discretionary	10.2	Telecommunication Services	5.9
Consumer Staples	9.9	Utilities	5.6
Materials	9.4	Money Market Investment	.6
Energy	7.8		98.6

† Based on net assets.

See notes to financial statements.

12

STATEMENT OF FINANCIAL FUTURES
March 31, 2008 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
MSCI Pan Euro	49	1,570,389	June 2008	38,951
Topix	5	609,701	June 2008	25,430
				64,381

See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	285,214,037	278,021,874
Affiliated issuers	1,600,000	1,600,000
Cash		254,916
Cash denominated in foreign currencies	3,348,755	3,395,646
Due to broker		385,000
Receivable for investment securities sold		2,273,700
Dividends and interest receivable		1,292,816
Receivable for shares of Beneficial Interest subscribed		202,346
Unrealized appreciation on forward currency exchange contracts—Note 4		1,012
Prepaid expenses		175,451
		287,602,761

Liabilities ($):
Due to The Boston Company Asset Management, LLC and affiliates—Note 3(c)		373,378
Due to Administrator—Note 3(a)		24,344
Payable for investment securities purchased		2,535,916
Payable for shares of Beneficial Interest redeemed		962,898
Payable for futures variation margin—Note 4		29,370
Unrealized depreciation on forward currency exchange contracts—Note 4		9,340
Interest payable—Note 2		4,789
Accrued expenses		157,471
		4,097,506

Net Assets ($)		283,505,255

Composition of Net Assets ($):
Paid-in capital		267,612,823
Accumulated undistributed investment income—net		955,185
Accumulated net realized gain (loss) on investments		22,072,239
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$64,381 net unrealized appreciation on financial futures)		(7,134,992)

Net Assets ($)		283,505,255

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	233,566,141	10,631,024	34,242,780	3,482,095	1,583,215
Shares Outstanding	6,075,377	280,705	900,448	89,236	41,256

Net Asset Value
Per Share ($)	38.44	37.87	38.03	39.02	38.38

a Represents collateral for open financial futures position See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $259,988 foreign taxes withheld at source):
Unaffiliated issuers	3,019,011
Affiliated issuers	30,200
Interest income	11,502
Total Income	3,060,713
Expenses:
Investment advisory fee—Note 3(a)	1,346,542
Shareholder servicing costs—Note 3(c)	699,256
Distribution fees—Note 3(b)	221,907
Custodian fees—Note 3(c)	206,235
Administration fees—Note 3(a)	167,171
Prospectus and shareholders’ reports	58,393
Professional fees	54,621
Registration fees	40,229
Trustees’ fees and expenses—Note 3(d)	12,511
Interest expense—Note 2	4,789
Loan commitment fees—Note 2	2,036
Miscellaneous	20,233
Total Expenses	2,833,923
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(336,582)
Less—reduction in fees due to earnings credits—Note 1(c)	(13,909)
Less—reduction in expenses due to undertaking—Note 3(a)	(380,724)
Net Expenses	2,102,708
Investment Income-Net	958,005

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	22,795,368
Net realized gain (loss) on financial futures	(622,353)
Net realized gain (loss) on forward currency exchange contracts	(309,813)
Net Realized Gain (Loss)	21,863,202
Net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($35,703)
net unrealized (depreciation) on financial futures]	(66,392,484)
Net Realized and Unrealized Gain (Loss) on Investments	(44,529,282)
Net (Decrease) in Net Assets Resulting from Operations	(43,571,277)

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Operations ($):
Investment income—net	958,005	3,759,991
Net realized gain (loss) on investments	21,863,202	24,175,157
Net unrealized appreciation
(depreciation) on investments	(66,392,484)	31,190,073
Net Increase (Decrease) in Net Assets
Resulting from Operations	(43,571,277)	59,125,221

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,743,315)	(1,144,442)
Class B shares	(65,231)	(12,479)
Class C shares	(66,229)	(120,805)
Class I shares	(181,914)	(74,799)
Class T shares	(19,528)	(3,128)
Net realized gain on investments:
Class A shares	(17,546,791)	(1,799,567)
Class B shares	(866,994)	(142,388)
Class C shares	(3,113,758)	(663,681)
Class I shares	(723,523)	(104,672)
Class T shares	(109,067)	(8,285)
Total Dividends	(26,436,350)	(4,074,246)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	42,616,290	185,061,112
Class B shares	868,996	2,661,160
Class C shares	3,657,862	16,599,083
Class I shares	834,499	6,635,231
Class T shares	592,988	699,355
Net assets received in connection
with reorganization—Note 1	50,116,926	—

16

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	18,631,455	2,170,654
Class B shares	688,667	108,606
Class C shares	1,513,095	383,843
Class I shares	725,990	163,398
Class T shares	89,885	10,065
Cost of shares redeemed:
Class A shares	(106,483,212)	(62,977,721)
Class B shares	(3,150,814)	(4,121,594)
Class C shares	(28,458,642)	(14,713,203)
Class I shares	(11,246,465)	(2,289,165)
Class T shares	(443,008)	(314,188)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(29,445,488)	130,076,636
Total Increase (Decrease) in Net Assets	(99,453,115)	185,127,611

Net Assets ($):
Beginning of Period	382,958,370	197,830,759
End of Period	283,505,255	382,958,370
Undistributed investment income—net	955,184	4,073,397

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Capital Share Transactions:
Class Ab
Shares sold	939,101	4,094,545
Shares issued in connection with reorganization—Note 1	1,135,151	—
Shares issued for dividends reinvested	445,037	49,774
Shares redeemed	(2,316,682)	(1,374,519)
Net Increase (Decrease) in Shares Outstanding	202,607	2,769,800

Class B [b]
Shares sold	20,185	61,818
Shares issued in connection with reorganization—Note 1	21,999	—
Shares issued for dividends reinvested	16,658	2,523
Shares redeemed	(62,273)	(92,193)
Net Increase (Decrease) in Shares Outstanding	(3,431)	(27,852)

Class C
Shares sold	85,482	388,163
Shares issued in connection with reorganization—Note 1	38,062	—
Shares issued for dividends reinvested	36,460	8,923
Shares redeemed	(642,144)	(327,972)
Net Increase (Decrease) in Shares Outstanding	(482,140)	69,114

Class I
Shares sold	19,105	144,890
Shares issued in connection with reorganization—Note 1	4,530	—
Shares issued for dividends reinvested	17,098	3,699
Shares redeemed	(264,950)	(50,147)
Net Increase (Decrease) in Shares Outstanding	(224,217)	98,442

Class T
Shares sold	12,801	15,515
Shares issued in connection with reorganization—Note 1	7,815	—
Shares issued for dividends reinvested	2,148	231
Shares redeemed	(9,853)	(6,944)
Net Increase (Decrease) in Shares Outstanding	12,911	8,802

[a]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b]	During the period ended March 31, 2008, 18,999 Class B shares representing $832,654, were automatically converted to 18,682 Class A shares and during the period ended September 30, 2007, 21,983 Class B shares representing $992,688 were automatically converted to 21,627 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended March 31, 2008
			Year Ended September 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	48.76	40.05	34.14	26.23	21.15	17.16
Investment Operations:
Investment income—net [b]	.16	.63	.59	.38	.25	.12
Net realized and unrealized
gain (loss) on investments	(6.66)	8.81	5.58	7.61	5.15	3.87
Total from Investment Operations	(6.50)	9.44	6.17	7.99	5.40	3.99
Distributions:
Dividends from investment
income—net	(.67)	(.28)	(.04)	(.07)	(.12)	—
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)	—
Total Distributions	(3.82)	(.73)	(.26)	(.08)	(.32)	—
Net asset value, end of period	38.44	48.76	40.05	34.14	26.23	21.15

Total Return (%) [c]	(13.96)[d]	23.80	18.16	30.50	25.71	23.25[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.57[e]	1.27[f]	1.38[f]	3.12[f]	8.92[f]	130.43[d,f]
Ratio of net expenses
to average net assets	1.12[e]	1.19[f]	1.28[f]	1.50[f]	1.44[f]	.99[d,f]
Ratio of net investment income
to average net assets	.73[e]	1.37[f]	1.55[f]	1.15[f]	.97[f]	.62[d,f]
Portfolio Turnover Rate	58.76[d]	18.76[d,g]	—	—	—	—

Net Assets, end of period
($ X 1,000)	233,566	286,373 124,283		10,107	561	9

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated expenses.
[g] For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2008
			Year Ended September 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	47.83	39.40	33.79	26.09	21.14	17.16
Investment Operations:
Investment income (loss)—net [b]	(.02)	.19	.25	.14	.05	.03
Net realized and unrealized
gain (loss) on investments	(6.55)	8.73	5.58	7.57	5.16	3.95
Total from Investment Operations	(6.57)	8.92	5.83	7.71	5.21	3.98
Distributions:
Dividends from investment
income—net	(.24)	(.04)	—	—	(.06)	—
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)	—
Total Distributions	(3.39)	(.49)	(.22)	(.01)	(.26)	—
Net asset value, end of period	37.87	47.83	39.40	33.79	26.09	21.14

Total Return (%) [c]	(14.34)[d]	22.79	17.25	29.56	24.82	23.19[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.40[e]	2.06[f]	2.18[f]	3.93[f]	9.67[f]	130.93[d,f]
Ratio of net expenses
to average net assets	1.95[e]	2.00[f]	2.03[f]	2.25[f]	2.09[f]	1.49[d,f]
Ratio of net investment income
(loss) to average net assets	(.11)[e]	.43[f]	.68[f]	.44[f]	.22[f]	.13[d,f]
Portfolio Turnover Rate	58.76[d]	18.76[d,g]	—	—	—	—

Net Assets, end of period
($ X 1,000)	10,631	13,590	12,292	4,295	840	43

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated expenses.
[g] For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

20

	Six Months Ended March 31, 2008
			Year Ended September 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	47.81	39.40	33.80	26.15	21.14	17.16
Investment Operations:
Investment income (loss)—net [b]	(.04)	.23	.25	.16	.05	.03
Net realized and unrealized
gain (loss) on investments	(6.52)	8.71	5.58	7.54	5.16	3.95
Total from Investment Operations	(6.56)	8.94	5.83	7.70	5.21	3.98
Distributions:
Dividends from investment
income—net	(.07)	(.08)	(.01)	(.04)	—	—
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)	—
Total Distributions	(3.22)	(.53)	(.23)	(.05)	(.20)	—
Net asset value, end of period	38.03	47.81	39.40	33.80	26.15	21.14

Total Return (%) [c]	(14.28)[d]	22.85	17.27	29.50	24.77	23.19[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.25[e]	1.99[f]	2.11[f]	3.87[f]	9.67[f]	130.92[d,f]
Ratio of net expenses
to average net assets	1.90[e]	1.96[f]	2.03[f]	2.25[f]	2.19[f]	1.48[d,f]
Ratio of net investment income
(loss) to average net assets	(.18)[e]	.51[f]	.68[f]	.50[f]	.22[f]	.13[d,f]
Portfolio Turnover Rate	58.76[d]	18.76[d,g]	—	—	—	—

Net Assets, end of period
($ X 1,000)	34,243	66,102	51,752	7,766	488	55

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated expenses.
[g] For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2008
			Year Ended September 30,

Class I Shares	(Unaudited)	2007[a]	2006	2005	2004	2003 [b]

Per Share Data ($):
Net asset value,
beginning of period	49.50	40.57	34.50	26.47	21.28	17.16
Investment Operations:
Investment income—net [c]	.13	.76	.85	.40	.30	.15
Net realized and unrealized
gain (loss) on investments	(6.67)	8.94	5.49	7.75	5.21	3.97
Total from Investment Operations	(6.54)	9.70	6.34	8.15	5.51	4.12
Distributions:
Dividends from investment
income—net	(.79)	(.32)	(.05)	(.11)	(.12)	—
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)	—
Total Distributions	(3.94)	(.77)	(.27)	(.12)	(.32)	—
Net asset value, end of period	39.02	49.50	40.57	34.50	26.47	21.28

Total Return (%)	(13.86)[d]	24.12	18.47	30.59	26.08	24.01[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15[e]	.93[f]	1.07[f]	3.04[f]	8.67[f]	130.27[d,f]
Ratio of net expenses
to average net assets	.85[e]	.91[f]	1.03[f]	1.25[f]	1.19[f]	.83[d,f]
Ratio of net investment income
to average net assets	.57[e]	1.63[f]	2.19[f]	1.29[f]	1.22[f]	.79[d,f]
Portfolio Turnover Rate	58.76[d]	18.76[d,g]	—	—	—	—

Net Assets, end of period
($ X 1,000)	3,482	15,515	8,723	29	13	9

[a] Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b] From February 1, 2003 (commencement of operations) to September 30, 2003.
[c] Based on average shares outstanding at each month end.
[d] Not annualized.
[e] Annualized.
[f] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated expenses.
[g] For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

22

	Six Months Ended March 31, 2008
			Year Ended September 30,

Class T Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	48.67	40.03	34.16	26.30	21.21	17.16
Investment Operations:
Investment income—net [b]	.08	.44	.38	.39	.17	.09
Net realized and unrealized
gain (loss) on investments	(6.66)	8.82	5.71	7.54	5.20	3.96
Total from Investment Operations	(6.58)	9.26	6.09	7.93	5.37	4.05
Distributions:
Dividends from investment
income—net	(.56)	(.17)	—	(.06)	(.08)	—
Dividends from net realized
gain on investments	(3.15)	(.45)	(.22)	(.01)	(.20)	—
Total Distributions	(3.71)	(.62)	(.22)	(.07)	(.28)	—
Net asset value, end of period	38.38	48.67	40.03	34.16	26.30	21.21

Total Return (%) [c]	(14.14)[d]	23.32	17.86	30.85	25.48	23.60[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.01[e]	1.68[f]	1.79[f]	3.55[f]	9.17[f]	130.60[d,f]
Ratio of net expenses
to average net assets	1.55[e]	1.60[f]	1.53[f]	1.75[f]	1.69[f]	1.16[d,f]
Ratio of net investment income
to average net assets	.36[e]	.97[f]	1.01[f]	1.18[f]	.72[f]	.45[d,f]
Portfolio Turnover Rate	58.76[d]	18.76[d,g]	—	—	—	—

Net Assets, end of period
($ X 1,000)	1,583	1,380	782	421	30	9

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of the Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated expenses.
[g] For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series. The investment objective seeks long-term growth of capital. The Boston Company Asset Management, LLC (“TBCAM”) serves as the funds investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), an affiliate of TBCAM, serves as the fund’s Administrator.

On July 1, 2007, Mellon Financial Corporation and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

As of the close of business on December 20, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Founders International Equity Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of the Acquired Fund received Class A, Class B, Class C, Class I and Class T shares of the fund, in an amount equal to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange. Shareholders of Class F shares of the Acquired Fund received Class A shares of the fund in an equal amount to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange.The fund's net asset value on the close of business on December 20, 2007 was $41.53 per share for Class A, $41.01 per share for Class B, $41.17 per share for Class C, $42.12 per share for Class I and $41.51 per share for Class T shares, and a total of 1,135,151 Class A, 21,999 Class B, 38,062 Class C, 4,530 Class I and 7,815 Class T shares representing net assets of $50,116,926 (including $7,899,930 net unrealized appreciation on investments) were issued to shareholders of the Acquired Fund in the exchange.The exchange was a tax-free event to the Acquired Fund shareholders.

24

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after

26

November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as affiliated in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annu-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ally, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended March 31, 2008.

Each of the tax years in the three-year period ended September 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax characters of distributions paid to shareholders during the fiscal year ended September 30, 2007 were as follows: ordinary income $1,722,205 and long-term capital gains $2,352,041.The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be uti-

28

lized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended March 31, 2008 was approximately $265,000, with a related weighted average annualized interest rate of 3.61% .

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and .50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly.

Effective August 1, 2007, Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares, to assume the expenses of the class so that such expenses do not exceed the annual rates of expenses of 1.12% for Class A, 1.95% for Class B, 1.90% for Class C, .85% for Class I and 1.55% for Class T, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class.The reduction in expenses, pursuant to the undertaking, amounted to $380,724 during the period ended March 31, 2008.

Effective September 14, 2007,TBCAM agreed to waive receipt of 25% of the fund’s contractual investment advisory fee rate payable to it by the fund, through September 13, 2008. Because this waiver does not change the current expense ratio limitations stated in the prospectus, the fund’s total annual fund operating expenses may not be reduced by a full 25% during the 1-year period ended September 13, 2008. The reduction in investment advisory fee, pursuant to the undertaking, amounted to $336,582 during the period ended March 31, 2008.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus under an administrative service fee agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended March 31, 2008, the fund was charged $167,171 pursuant to an administrative service fee agreement.

During the period ended March 31, 2008, the Distributor retained $16,054 from commissions earned on sales of the fund’s Class A shares and $5,387 and $5,183 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2008, Class B, Class C and Class T shares were charged $46,571, $173,382 and $1,954, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2008, Class A, Class B, Class C and Class T shares were charged $330,033, $15,524, $57,794 and $1,954, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the

30

fund. During the period ended March 31, 2008, the fund was charged $47,036 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2008, the fund was charged $7,085 pursuant to the cash management agreement.

The fund compensates Mellon Bank, N.A., a subsidiary of BNY Mellon and a Dreyfus affiliate, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2008, the fund was charged $206,235 pursuant to the custody agreement.

During the period ended March 31, 2008, the fund was charged $2,709 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $194,748, Rule 12b-1 distribution plan fees $26,930, shareholder services plan fees $58,686, custodian fees $168,491, chief compliance officer fees $2,709 and transfer agency per account fees $47,036, which are offset against an expense reimbursement currently in effect in the amount of $125,222.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A redemption fee of 2% will be assessed on redemptions (including exchanges) of fund shares purchased on or after December 1, 2007 and held for less than sixty days.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts and $39,771,147 of securities received pursuant to

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the merger with Dreyfus Founders International Equity Fund, during the period ended March 31, 2008, amounted to $195,686,912 and $281,917,158, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2008, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each

32

open contract. The following summarizes open forward currency exchange contracts at March 31, 2008:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Australian Dollar,
expiring 4/1/2008	912,575	838,018	834,004	(4,014)
British Pound,
expiring 4/2/2008	222,558	441,956	441,697	(259)
Euro,
expiring 4/1/2008	34,249	54,128	54,071	(57)
Sales:		Proceeds ($)
British Pound,
expiring 4/1/2008	89,045	177,734	176,722	1,012
Euro,
expiring 4/1/2008	36,511	57,574	57,642	(68)
Swiss Franc ,
expiring 4/1/2008	830,987	831,819	836,761	(4,942)
Total				(8,328)

At March 31, 2008, accumulated net unrealized depreciation on investments was $7,192,163, consisting of $17,197,450 gross unrealized appreciation and $24,389,613 gross unrealized depreciation.

At March 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 29, 2007 and October 30, 2007, the Board considered the re-approval for an annual period of the fund’s Investment Advisory Agreement, pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s separate Administration Agreement with Dreyfus, pursuant to which Dreyfus provides administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from Dreyfus’ representatives regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund by TBCAM and Dreyfus pursuant to the fund’s Investment Advisory and Administration Agreements, respectively. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships that Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered TBCAM’s research and portfolio management capabilities and that Dreyfus provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered TBCAM’s and Dreyfus’ separate and extensive administrative, accounting, and compliance infrastructures.

34

Comparative Analysis of the Fund’s Investment Advisory Fee and Administration Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s total investment advisory fee and administration fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper, all for various periods ended September 30, 2007. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s total returns to the returns of the fund’s benchmark index for the past three calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2007. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median, and that the fund’s actual management fee was lower than the Expense Group and Expense Universe medians.The Board also noted

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, the Board noted that the fund achieved the number one total return ranking in the Performance Group median for 3 of the 4 reported time periods, up to 4 years.The Board also noted that the fund achieved total returns higher than the Performance Universe median for 3 of the 4 reported time periods, up to 4 years.

Representatives of Dreyfus reviewed with the Board members the fees paid to TBCAM or Dreyfus or their affiliates by mutual funds managed by TBCAM or Dreyfus or their affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and the differences in providing services to the Similar Funds as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed the differences in fees paid to TBCAM and discussed the relationship of the management fees paid in light of the services pro-vided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fee. Dreyfus’ representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by TBCAM or Dreyfus or their affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus for the fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, that was prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the method-

36

ology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund sharehold-ers.The Board members also considered potential benefits to TBCAM from acting as investment adviser to the fund and noted the soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Administration Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It was noted that the profitability percentage for Dreyfus was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. Because TBCAM became investment adviser to the fund on August

1, 2007, meaningful profitability percentages with respect to TBCAM acting as investment adviser to the fund were not available, and such information was not considered at this meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Investment Advisory Agreement and Administration Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)
  The Board concluded that the nature, extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the total investment advisory and adminis- trative fee paid to TBCAM and Dreyfus, respectively, by the fund was reasonable in light of the services provided, comparative performance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to TBCAM or Dreyfus and its affiliates in connection with the man- agement of the fund had been adequately considered by TBCAM and Dreyfus in connection with the investment advisory fee and adminis- trative fee rates charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Investment Advisory Agreement and Administration Agreement was in the best interests of the fund and its shareholders.

38

NOTES

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Dreyfus Premier International Small Cap Fund

SEMIANNUAL REPORT March 31, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Financial Futures
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
21	Financial Highlights
26	Notes to Financial Statements
36	Information About the Review
and Approval of the Fund’s
Investment Advisory and
Administration Agreements

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
International Small Cap Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier International Small Cap Fund, covering the six-month period from October 1, 2007, through March 31, 2008.

The past six months proved to be one of the more challenging times for equity investors in recent memory.The U.S. economy continues to sputter under the weight of a weakening housing market, and a credit crisis that originated in the U.S. sub-prime mortgage sector continues to disrupt other areas of the global and domestic financial markets. These developments dampened investor sentiment and produced heightened volatility in most segments of the stock market, including international equity markets. However, foreign GDP readings and economic growth have remained strong in certain European and many emerging Asian markets, and the long-term trends that previously drove those markets higher appear to be intact.

The Federal Reserve Board and the U.S. government have adopted stimulative monetary and fiscal policies in an effort to boost the U.S. economy, and other central banks are expected to follow.While it is too early to tell how effective their actions will be, the time is right to position your portfolio for the investment challenges and opportunities that may arise.As always, we encourage you to stay in close contact with your financial advisor, who can help you maintain a disciplined approach and a long-term perspective, which historically have been key to investment success over the long run.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2007, through March 31, 2008, as provided by William S. Patzer, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2008, Dreyfus Premier International Small Cap Fund’s Class A shares produced a total return of –17.31%, Class B shares produced a total return of –17.65%, Class C shares produced a total return of –17.58%, Class I shares produced a total return of –17.13% and Class T shares produced a total return of –17.38% .1 In comparison, the fund’s benchmark, the Standard & Poor’s/Citigroup EMI World Ex-U.S. Index (“EM Ex-U.S. Index”), produced a total return of –11.24% for the same period.2

Economic concerns and rising commodity prices contributed to heightened volatility in international equity indices. Disappointing stock selections in several economic segments and geographical areas caused the fund’s returns to lag its benchmark over the reporting period.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of its assets in stocks that are located in the foreign countries represented in the EM Ex-U.S. Index, but it also may invest up to 25% of assets in securities of issuers located in emerging markets.

We employ a “bottom-up” investment process that emphasizes individual stock selection and the construction of a diversified portfolio through quantitative models and traditional qualitative analysis.

Market Volatility Stemmed from Economic Concerns

The investment climate became more challenging as a credit crisis emanating from the U.S. sub-prime mortgage market and a sustained U.S. economic slowdown weighed heavily on investor sentiment, and international economies began to show signs of strain.These developments, paired with rising commodity, metal and raw material prices, caused most major international indices to lose value over the reporting period. Countries with large export exposure to the United States especially suffered, as many local currencies appreciated against the U.S.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

dollar, making their products more expensive for U.S. consumers and businesses. Despite aggressive efforts by the Federal Reserve Board to stabilize the domestic financial markets and inject liquidity into the banking system, domestic banks generally remained reluctant to lend, making expansion more difficult for many small-cap companies.

Our Security Selection Strategy Undermined Returns

The fund underperformed its benchmark in some countries and sectors primarily due to disappointing stock selections. Japan, the United Kingdom and Switzerland were among the greater detractors from the fund’s relative performance. Exposure to Japanese property management and development companies and UK consumer discretionary stocks with exposure to rental income constrained performance as housing markets softened in more sluggish economies. Many Japanese and U.K. exporters’ shares also declined as U.S. consumer spending and the U.S. dollar weakened. Nissin Kogyo, a Japanese manufacturer of Honda automobile parts, and Rieter Holding, a Swiss supplier to the textile and automobile industries, suffered amid soft automobile sales. U.K. retailer, Next Group, declined due to slower discretionary spending.

Despite robust demand from emerging markets such as China and India for raw materials, reduced contract levels from industrial companies hurt the materials sector. As a result, Japanese machinery stocks Takeuchi Manufacturing and Hitachi Construction Machinery ranked among the fund’s weaker holdings.

The financials sector was hit hard by slowing housing sales and the implosion of the U.S. sub-prime mortgage industry, which caused massive losses among global commercial and investment banks. Real estate-exposed stocks such as Japan’s Kenedix and Ardepro, and Germany’s Hypo Real Estate Holding and Vivacon, fared particularly poorly. Although unable to fully offset these negative impacts, Hong Kong’s Wing Lung Bank provided relatively strong performance as it announced plans to find a buyer for the bank.

Although a slightly reduced allocation to the information technology sector proved beneficial to relative performance, generally sluggish demand sparked declines among fund holdings such as Hong Kong’s VTech Holdings and South Korea’s software developer Forhuman.

Despite the difficult investment environment, some geographic regions and economic segments contributed positively to the fund’s performance. The fund’s exposure to Hong Kong retail banking and commercial banking stocks boosted results, and in the materials sector, French metallurgical firm Eramet and Australia’s Incitec Pivot Limited buoyed returns due to robust demand for their products. Japan’s Nippon Synthetic Chemical Industry Company also rose amid strong demand for industrial chemicals. Rising demand also led to higher stock prices for many health care companies, including German dialysis service provider Fresenius and Japan’s Toho Pharmaceutical Company, a wholesaler of pharmaceuticals and medical-related products. A slightly overweighted allocation to the health care sector also aided performance.

Signs of Stabilization Have Appeared

We have reduced the fund’s exposure to financial stocks, particularly those of Asian real estate companies, and we have remained aware of the effects a depreciating U.S. dollar can have on international markets. In addition, we believe signs of stabilization have appeared in global credit markets. Indeed, as valuations have dispersed and become more attractive opportunities, we are hopeful that value-oriented stocks may return to favor among investors. In the meantime, we have continued to manage the fund using our time-tested, disciplined approach, which favors companies with perceived attractive valuations and positive business momentum.

April 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The
Boston Company Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
[2]	SOURCE: S&P/Citigroup – Reflects net reinvestment of dividends and, where applicable, capital gain distributions.The S&P/Citigroup Extended Market Ex-U.S. Index represents the small-capitalization component of the S&P/Citigroup Broad Market Index, which is a comprehensive float-weighted index of companies in 22 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Small Cap Fund from October 1, 2007 to March 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.85	$ 10.53	$ 10.40	$ 5.53	$ 8.22
Ending value (after expenses)	$826.90	$823.50	$824.20	$828.70	$826.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 7.57	$ 11.63	$ 11.48	$ 6.11	$ 9.07
Ending value (after expenses)	$1,017.50	$1,013.45	$1,013.60	$1,018.95	$1,016.00

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.31% for Class B, 2.28% for Class C, 1.21% for Class I and 1.80% for Class T multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2008 (Unaudited)

Common Stocks—98.1%	Shares	Value ($)

Australia—4.4%
Ansell	30,500	324,174
Australian Worldwide Exploration	152,290 [a]	491,298
Beach Petroleum	391,866	453,030
Computershare	64,865	518,702
Flight Centre	18,612	360,262
Incitec Pivot	7,685	991,343
Just Group	199,261	721,135
Pan Australian Resources	559,605 [a]	534,438
Sims Group	29,410	798,272
		5,192,654
Belgium—1.6%
Colruyt	2,350	604,743
EVS Broadcast Equipment	6,470 [a]	695,100
Tessenderlo Chemie	13,236	601,608
		1,901,451
Canada—7.9%
Astral Media	19,400	736,915
Canadian Western Bank	19,000	476,828
Cogeco Cable	19,120	670,397
Crescent Point Energy Trust	28,765	802,040
Emera	31,700	649,781
Gerdau Ameristeel	38,120	539,017
Industrial Alliance Insurance and Financial Services	9,900	365,348
Laurentian Bank of Canada	17,800	737,873
Major Drilling Group International	11,100 [a]	578,547
Northbridge Financial	12,300	393,044
Oilexco	37,800 [a]	494,573
Petrobank Energy & Resources	6,900 [a]	313,927
Rothmans	21,880	556,992
Sherritt International	65,274	923,356
Thompson Creek Metals	25,622 [a]	467,783
Westjet Airlines	41,700 [a]	735,321
		9,441,742

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Denmark—1.0%
D/S Norden	4,810 [a]	534,625
Sydbank	17,800	647,235
		1,181,860
Finland—2.1%
Elisa	12,711	317,469
Konecranes	17,300	666,425
Nokian Renkaat	13,000	554,143
Pohjola Bank, Cl. A	22,910	431,500
Wartsila	8,740	589,879
		2,559,416
France—8.1%
Arkema	6,400 [a]	357,885
Cap Gemini	11,839	674,181
CNP Assurances	8,610	1,061,349
Eramet	974	786,123
International Metal Service	12,546	497,950
Ipsen	14,597	828,702
Ipsos	13,700	425,442
Publicis Groupe	16,220	619,700
Rallye	11,027 [a]	697,925
Scor	16,910 [a]	403,655
SEB	3,360	614,116
Teleperformance	28,227 [a]	1,049,917
Unibail-Rodamco	4,130	1,062,868
Wendel	4,170 [a]	523,513
		9,603,326
Germany—7.2%
Continental	6,085	620,499
Demag Cranes	19,477	889,274
Deutsche Boerse	4,350	700,700
Deutsche Euroshop	13,640	572,380
Deutsche Lufthansa	15,888	429,677
Hannover Rueckversicherung	9,500	495,240
KUKA	9,600 [a]	329,796
Lanxess	19,700	790,911
MAN	4,800	637,615
Morphosys	5,228 [a]	323,959

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Salzgitter	3,241	563,815
Stada Arzneimittel	10,900	791,760
Tognum	32,305	708,414
Wincor Nixdorf	9,510	761,208
		8,615,248
Greece—2.4%
Alapis Holding	135,028	462,593
Folli-Follie	20,330	679,796
Hellenic Exchanges	20,600	489,137
Intralot	34,200	612,286
Sarantis	30,624	575,339
		2,819,151
Hong Kong—2.6%
Neo-China Land Group Holdings	962,100	629,232
Vtech Holdings	87,100	422,481
Wing Hang Bank	59,400	902,908
Wing Lung Bank	65,800	1,147,303
		3,101,924
Ireland—2.4%
DCC	16,681	394,238
Greencore Group	85,560	505,193
IAWS Group	27,550	647,637
Kerry Group, Cl. A	25,180	785,521
Paddy Power	13,710	506,920
		2,839,509
Italy—4.6%
A2A	121,150	449,476
Banca Popolare di Milano	27,900	307,891
Benetton Group	28,917	413,159
Brembo	44,800	647,730
Buzzi Unicem	17,500	434,924
Fondiaria-SAI	13,700	572,302
Milano Assicurazioni	81,200	547,393
Prysmian	38,530	827,281
Recordati	62,700	468,213
Terna Rete Elettrica Nazionale	199,363	853,747
		5,522,116

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan—15.8%
Air Water	57,500	549,734
Chugoku Marine Paints	47,500	332,138
DON Quijote	38,300	695,455
Foster Electric	26,300	532,965
Hisamitsu Pharmaceutical	22,700	826,655
Hitachi Capital	34,800	418,941
Hitachi Kokusai Electric	34,198	353,027
Hogy Medical	8,300	427,157
Hudson Soft	24,300 [a]	407,600
Juki	90,400	334,647
K’s Holdings	22,700	452,952
Keihin	22,900	330,819
Kintetsu World Express	15,400	358,427
Koito Manufacturing	44,600	612,534
Kuroda Electric	24,800	327,167
Micronics Japan	10,300	329,625
Mitsubishi UFJ Lease & Finance	14,480	504,069
Mitsumi Electric	10,800	341,292
Nihon Kohden	25,800	590,128
Nippon Denko	48,000	458,427
Nippon Sheet Glass	69,300	306,594
Nippon Synthetic Chemical Industry	156,800	1,149,888
Nissan Chemical Industries	40,000	421,348
Nissin Kogyo	29,300	518,217
NS Solutions	15,500	384,079
NSD	40,600	591,404
O-M	42,700	323,420
Shima Seiki Manufacturing	19,500	911,617
Tadano	59,000	591,894
TIS	27,900	565,389
Toho Pharmaceutical	32,700	834,887
Tokai Rika	27,700	723,901
Toyo Engineering	89,100	344,136
TS Tech	19,600	358,652
Ube Industries	104,000	336,998
Yamaguchi Financial Group	76,200	863,060

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Zappallas	120	368,379
		18,777,622
Luxembourg—.3%
Millicom International Cellular	3,330 [a]	314,851
Netherlands—3.4%
AerCap Holdings	19,100 [a]	335,778
Arcadis	6,629	399,785
Core Laboratories	3,960 [a]	472,428
Fugro	11,130	864,345
Koninklijke BAM Groep	22,858	538,782
Nutreco Holding	8,450	649,682
OPG Groep	11,900	336,479
SNS Reaal	22,977	466,135
		4,063,414
Singapore—.9%
Singapore Petroleum	133,100	653,679
Wing Tai Holdings	278,600	443,266
		1,096,945
South Korea—2.7%
CJ Internet	21,960	393,588
Dongbu Insurance	11,450	439,340
Forhuman	2,224 [a]	43,783
Honam Petrochemical	5,650	460,398
Hyundai Marine & Fire Insurance	20,000	422,073
Korea Zinc	2,677	323,019
Pusan Bank	48,200	603,504
SFA Engineering	7,610	503,312
		3,189,017
Spain—3.5%
Laboratorios Almirall	32,452 [a]	661,941
Mapfre	168,100	843,937
Solaria Energia y Medio Ambiente	29,204	548,200
Tubacex	58,710	649,748
Union Fenosa	21,900	1,471,848
		4,175,674

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Sweden—2.9%
Castellum	44,200	539,310
NCC, Cl. B	31,600	920,050
Peab	82,700	880,328
SAAB, Cl. B	32,800	828,025
Trelleborg, Cl. B	14,400	287,183
		3,454,896
Switzerland—6.5%
Galenica	1,042	345,462
Holcim	13,260	1,392,627
Kaba Holding, Cl. B	2,642	891,884
Kuoni Reisen Holding	1,558	865,207
Lonza Group	4,210	558,309
PSP Swiss Property	10,882 [a]	734,708
Sika	535	1,050,498
Swatch Group	3,680	983,828
Syngenta	3,300	966,972
		7,789,495
United Kingdom—17.8%
Aggreko	50,670	649,125
Amlin	90,361	484,176
Ashmore Group	173,078	964,430
Aveva Group	33,413	735,740
Balfour Beatty	104,900	972,928
Beazley Group	202,991 [a]	642,568
Cable & Wireless	181,430	536,149
Cattles	80,900	373,842
Charter	42,670 [a]	719,819
Cookson Group	53,800	703,008
Croda International	44,000	578,959
Dairy Crest Group	80,030	744,916
Dana Petroleum	34,347 [a]	858,215
De La Rue	32,771	577,366
DS Smith	122,930	381,816

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Greene King	47,700	531,330
Hays	230,460	514,669
Inchcape	86,270	690,852
Informa	79,700	495,549
Interserve	53,300	510,659
Jardine Lloyd Thompson Group	57,680	423,336
John Wood Group	65,298	524,087
McBride	199,180	415,065
N Brown Group	119,978	579,805
Next	21,875	494,485
Petrofac	48,700	542,217
Premier Oil	12,530 [a]	344,134
QinetiQ	187,120	716,736
Southern Cross Healthcare	35,600	264,949
Speedy Hire	21,500	324,717
Spirent Communications	468,370 [a]	590,261
Stagecoach Group	110,693	531,214
Thomas Cook Group	154,540	889,448
Tullet Prebon	54,408	521,024
United Business Media	47,485	507,957
Vedanta Resources	10,909	453,793
WSP Group	38,780	465,634
		21,254,978
Total Common Stocks
(cost $116,454,168)		116,895,289

Preferred Stocks—1.3%

Germany
Fresenius	13,400	1,115,944
Jungheinrich	11,083	402,439
Total Preferred Stocks
(cost $1,216,866)		1,518,383

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $900,000)	900,000 [b]	900,000

Total Investments (cost $118,571,034)	100.2%	119,313,672
Liabilities, Less Cash and Receivables	(.2%)	(205,571)
Net Assets	100.0%	119,108,101

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Financial	19.1	Consumer Staples	5.1
Industrial	18.3	Energy	4.9
Materials	15.5	Utilities	4.0
Consumer Discretionary	15.4	Telecommunication Services	1.0
Health Care	8.2	Money Market Investment	.8
Information Technology	7.9		100.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
March 31, 2008 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
MSCI Pan Euro	16	512,780	June 2008	4,514
Topix Index	1	121,940	June 2008	8,023
				12,537

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers				117,671,034	118,413,672
Affiliated issuers				900,000	900,000
Cash					175,468
Cash denominated in foreign currencies				551,463	552,031
Due from broker					285,000[a]
Dividends and interest receivable					435,678
Receivable for investment securities sold					227,622
Receivable for shares of Beneficial Interest subscribed					76,702
Unrealized appreciation on forward currency exchange contracts—Note 4					1,167
Prepaid expenses					93,057
					121,160,397

Liabilities ($):
Due to The Boston Company Asset Management, LLC and affiliates—Note 3(a)					298,860
Due to Administrator—Note 3(a)					10,187
Payable for shares of Beneficial Interest redeemed					930,875
Payable for investment securities purchased					737,528
Payable for futures variation margin—Note 4					16,253
Interest payable—Note 2					2,926
Unrealized depreciation on forward currency exchange contracts—Note 4					288
Accrued expenses					55,379
					2,052,296

Net Assets ($)					119,108,101

Composition of Net Assets ($):
Paid-in capital					122,275,058
Accumulated undistributed investment (loss)—net					(993,285)
Accumulated net realized gain (loss) on investments					(2,901,640)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$12,537 net unrealized appreciation on finanical futures)					727,968

Net Assets ($)					119,108,101

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	79,141,706	9,593,587	28,782,277	947,289	643,242
Shares Outstanding	5,222,932	656,786	1,959,158	61,161	42,904

Net Asset Value
Per Share ($)	15.15	14.61	14.69	15.49	14.99

[a] Represents collateral for open financial futures positions.
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $111,022 foreign taxes withheld at source):
Unaffiliated issuers	1,132,531
Affiliated issuers	34,430
Interest income	17,925
Total Income	1,184,886
Expenses:
Investment advisory fee—Note 3(a)	899,309
Shareholder servicing costs—Note 3(c)	354,211
Custodian fees—Note 3(c)	298,548
Distribution fees—Note 3(b)	212,518
Administration fee—Note 3(a)	89,931
Professional fees	27,201
Prospectus and shareholders’ reports	19,855
Registration fees	16,046
Trustees’ fees and expenses—Note 3(d)	5,576
Interest expense—Note 2	2,926
Loan commitment fees	1,856
Miscellaneous	20,720
Total Expenses	1,948,697
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(224,828)
Less—reduction in fees due to earnings credits—Note 1(c)	(7,459)
Less—reduction in expenses due to undertaking—Note 3(a)	(145,461)
Net Expenses	1,570,949
Investment (Loss)—Net	(386,063)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,780,806
Net realized gain (loss) on financial futures	(1,083,092)
Net realized gain (loss) on forward currency exchange contracts	(383,496)
Net Realized Gain (Loss)	5,314,218
Net unrealized appreciation (depreciation) on investments,
and foreign currency transactions [including ($6,605)
net unrealized (depreciation) on financial futures]	(43,142,546)
Net Realized and Unrealized Gain (Loss) on Investments	(37,828,328)
Net (Decrease) in Net Assets Resulting from Operations	(38,214,391)

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Operations ($):
Investment income (loss)—net	(386,063)	248,833
Net realized gain (loss) on investments	5,314,218	84,273,879
Net unrealized appreciation
(depreciation) on investments	(43,142,546)	(16,493,764)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(38,214,391)	68,028,948

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,531,481)	(1,046,716)
Class B shares	(43,406)	—
Class C shares	(6,944)	—
Class I shares	(9,671)	(86,830)
Class T shares	(12,416)	(1,399)
Net realized gain on investments:
Class A shares	(52,312,363)	(15,349,408)
Class B shares	(5,588,946)	(1,084,120)
Class C shares	(19,219,791)	(4,791,776)
Class I shares	(247,860)	(845,146)
Class T shares	(341,410)	(61,283)
Total Dividends	(79,314,288)	(23,266,678)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	14,000,237	46,534,320
Class B shares	806,526	378,060
Class C shares	8,819,500	8,668,869
Class I shares	511,052	20,116,958
Class T shares	107,920	20,242

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	41,260,551	8,973,028
Class B shares	4,102,109	780,149
Class C shares	8,756,512	1,616,801
Class I shares	241,150	352,904
Class T shares	310,330	56,180
Cost of shares redeemed:
Class A shares	(68,016,408)	(158,068,715)
Class B shares	(3,628,036)	(3,767,271)
Class C shares	(21,972,094)	(30,773,498)
Class I shares	(201,760)	(26,512,748)
Class T shares	(184,111)	(261,567)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(15,086,522)	(131,886,288)
Total Increase (Decrease) in Net Assets	(132,615,201)	(87,124,018)

Net Assets ($):
Beginning of Period	251,723,302	338,847,320
End of Period	119,108,101	251,723,302
Undistributed investment income (loss)—net	(993,285)	996,696

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Capital Share Transactions:
Class A [b]
Shares sold	793,697	1,599,282
Shares issued for dividends reinvested	2,472,141	320,008
Shares redeemed	(3,611,504)	(5,450,355)
Net Increase (Decrease) in Shares Outstanding	(345,666)	(3,531,065)

Class B [b]
Shares sold	49,720	13,330
Shares issued for dividends reinvested	254,952	28,400
Shares redeemed	(199,718)	(131,371)
Net Increase (Decrease) in Shares Outstanding	104,954	(89,641)

Class C
Shares sold	530,683	306,332
Shares issued for dividends reinvested	540,192	58,878
Shares redeemed	(1,169,236)	(1,071,986)
Net Increase (Decrease) in Shares Outstanding	(98,361)	(706,776)

Class I
Shares sold	31,451	670,621
Shares issued for dividends reinvested	14,134	12,470
Shares redeemed	(8,936)	(938,460)
Net Increase (Decrease) in Shares Outstanding	36,649	(255,369)

Class T
Shares sold	3,719	674
Shares issued for dividends reinvested	18,791	2,012
Shares redeemed	(9,461)	(8,976)
Net Increase (Decrease) in Shares Outstanding	13,049	(6,290)

[a]	Effective June 1,2007, Class R shares were redesignated as Class I shares.
[b]	During the period ended March 31, 2008, 9,945 Class B shares representing $186,725, were automatically converted to 9,617 Class A shares and during the period ended September 30, 2007, 20,015 Class B shares representing $568,058 were automatically converted to 19,556 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended September 30,

Class A Shares	Six Months Ended March 31, 2008 (Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	30.84	26.58	21.80	15.78	12.07	8.98
Investment Operations:
Investment income (loss)—net [b]	(.02)	.07	.12	.18	.11	.06
Net realized and unrealized
gain (loss) on investments	(4.28)	6.06	4.85	5.86	3.69	3.03
Total from Investment Operations	(4.30)	6.13	4.97	6.04	3.80	3.09
Distributions:
Dividends from
investment income—net	(.32)	(.12)	(.03)	(.02)	(.03)	—
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[c]	(.06)	—
Total Distributions	(11.39)	(1.87)	(.19)	(.02)	(.09)	—
Net asset value, end of period	15.15	30.84	26.58	21.80	15.78	12.07

Total Return (%) [d]	(17.31)[e]	23.81	22.95	38.33	31.66	34.41[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.92[f]	1.58[g]	1.58[g]	1.84[g]	4.19[g]	166.94[e,g]
Ratio of net expenses
to average net assets	1.50[f]	1.54[g]	1.50[g]	1.63[g]	1.69[g]	1.12[e,g]
Ratio of net investment income
(loss) to average net assets	(.19)[f]	.25[g]	.47[g]	.85[g]	.79[g]	.58[e,g]
Portfolio Turnover Rate	83.52[e]	61.67[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	79,142	171,725 241,847		96,397	4,363	32

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
[h] For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

			Year Ended September 30,

Class B Shares	Six Months Ended March 31, 2008 (Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	30.01	26.00	21.46	15.62	11.99	8.98
Investment Operations:
Investment income (loss)—net [b]	(.09)	(.16)	(.09)	.02	.00[c]	.01
Net realized and unrealized
gain (loss) on investments	(4.15)	5.92	4.79	5.82	3.70	3.00
Total from Investment Operations	(4.24)	5.76	4.70	5.84	3.70	3.01
Distributions:
Dividends from
investment income—net	(.09)	—	—	—	(.01)	—
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[c]	(.06)	—
Total Distributions	(11.16)	(1.75)	(.16)	(.00)[c]	(.07)	—
Net asset value, end of period	14.61	30.01	26.00	21.46	15.62	11.99

Total Return (%) [d]	(17.65)[e]	22.83	21.97	37.47	30.94	33.52[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.77[f]	2.39[g]	2.39[g]	2.68[g]	4.93[g]	167.44[e,g]
Ratio of net expenses
to average net assets	2.31[f]	2.34[g]	2.25[g]	2.38[g]	2.44[g]	1.61[e,g]
Ratio of net investment income
(loss) to average net assets	(.93)[f]	(.56)[g]	(.36)[g]	.10[g]	.02[g]	.08[e,g]
Portfolio Turnover Rate	83.52[e]	61.67[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	9,594	16,563	16,681	10,961	2,202	73

[a]	From February 1, 2003 (commencement of operations) to September 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
[g]	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
[h]	For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

			Year Ended September 30,

Class C Shares	Six Months Ended March 31, 2008 (Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	30.01	25.99	21.46	15.62	11.99	8.98
Investment Operations:
Investment income (loss)—net [b]	(.10)	(.15)	(.08)	.04	.00[c]	.01
Net realized and unrealized
gain (loss) on investments	(4.15)	5.92	4.77	5.80	3.69	3.00
Total from Investment Operations	(4.25)	5.77	4.69	5.84	3.69	3.01
Distributions:
Dividends from
investment income—net	(.00)[c]	—	—	—	(.00)[c]	—
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[c]	(.06)	—
Total Distributions	(11.07)	(1.75)	(.16)	(.00)[c]	(.06)	—
Net asset value, end of period	14.69	30.01	25.99	21.46	15.62	11.99

Total Return (%) [d]	(17.58)[e]	22.88	21.97	37.40	30.89	33.52[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.67[f]	2.34[g]	2.36[g]	2.61[g]	4.93[g]	167.43[e,g]
Ratio of net expenses
to average net assets	2.28[f]	2.30[g]	2.25[g]	2.38[g]	2.44[g]	1.61[e,g]
Ratio of net investment income
(loss) to average net assets	(.96)[f]	(.52)[g]	(.31)[g]	.10[g]	.02[g]	.09[e,g]
Portfolio Turnover Rate	83.52[e]	61.67[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	28,782	61,753	71,853	34,078	1,055	50

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
[h] For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

			Year Ended September 30,

Class I Shares	Six Months Ended March 31, 2008 (Unaudited)	2007 [a]	2006	2005	2004	2003 [b]

Per Share Data ($):
Net asset value,
beginning of period	31.33	26.84	21.97	15.84	12.07	8.98
Investment Operations:
Investment income—net [c]	.04	.21	.27	.22	.14	.08
Net realized and unrealized
gain (loss) on investments	(4.38)	6.21	4.80	5.94	3.73	3.01
Total from Investment Operations	(4.34)	6.42	5.07	6.16	3.87	3.09
Distributions:
Dividends from
investment income—net	(.43)	(.18)	(.04)	(.03)	(.04)	—
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[d]	(.06)	—
Total Distributions	(11.50)	(1.93)	(.20)	(.03)	(.10)	—
Net asset value, end of period	15.49	31.33	26.84	21.97	15.84	12.07

Total Return (%)	(17.13)[e]	24.70	23.24	38.98	32.22	34.41[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.79[f]	1.23[g]	1.31[g]	1.68[g]	3.94[g]	166.78[e,g]
Ratio of net expenses
to average net assets	1.21[f]	1.22[g]	1.25[g]	1.38[g]	1.44[g]	.95[e,g]
Ratio of net investment income
to average net assets	.46[f]	.69[g]	1.05[g]	1.11[g]	1.00[g]	.74[e,g]
Portfolio Turnover Rate	83.52[e]	61.67[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	947	768	7,512	414	139	9

[a]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b]	From February 1, 2003 (commencement of operations) to September 30, 2003.
[c]	Based on average shares outstanding at each month end.
[d]	Amount represents less than $.01 per share.
[e]	Not annualized.
[f]	Annualized.
[g]	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
[h]	For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

			Year Ended September 30,

Class T Shares	Six Months Ended March 31, 2008 (Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	30.63	26.41	21.69	15.72	12.03	8.98
Investment Operations:
Investment income (loss)—net [b]	(.04)	(.02)	.02	.14	.07	.04
Net realized and unrealized
gain (loss) on investments	(4.25)	6.03	4.86	5.83	3.70	3.01
Total from Investment Operations	(4.29)	6.01	4.88	5.97	3.77	3.05
Distributions:
Dividends from
investment income—net	(.28)	(.04)	(.00)[c]	(.00)[c]	(.02)	—
Dividends from net realized
gain on investments	(11.07)	(1.75)	(.16)	(.00)[c]	(.06)	—
Total Distributions	(11.35)	(1.79)	(.16)	(.00)[c]	(.08)	—
Net asset value, end of period	14.99	30.63	26.41	21.69	15.72	12.03

Total Return (%) [d]	(17.38)[e]	23.42	22.62	38.02	31.47	33.96[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.35[f]	1.88[g]	1.89[g]	2.18[g]	4.43[g]	167.10[e,g]
Ratio of net expenses
to average net assets	1.80[f]	1.84[g]	1.75[g]	1.88[g]	1.94[g]	1.28[e,g]
Ratio of net investment income
(loss) to average net assets	(.37)[f]	(.08)[g]	.09[g]	.60[g]	.50[g]	.41[e,g]
Portfolio Turnover Rate	83.52[e]	61.67[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	643	914	955	780	69	9

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company International Small Cap Portfolio’s (the “Portfolio”)
allocated expenses.
[h] For the period from October 1, 2006 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Small Cap Fund (the “fund”) is a separate diversified series of Dreyfus Premier Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series. The investment objective seeks long-term growth of capital. The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), an affiliate of TBCAM, serves as the fund’s Administrator.

On July 1, 2007, Mellon Financial Corporation and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The funds financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended March 31, 2008.

Each of the tax years in the three- year period ended September 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax characters of distributions paid to shareholders during the fiscal year ended September 30, 2007, was as follows: ordinary income $1,134,945 and long-term capital gains $22,131,733.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended March 31, 2008 was approximately $160,600, with a related weighted average annualized interest rate of 3.64% .

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with TBCAM, the investment advisory fee is computed at the annual rate of 1% of the value of the funds average daily net assets and is payable monthly.

Effective, October 1, 2007, Dreyfus and TBCAM contractually agreed, with respect to each class of fund shares, to assume the expenses of the class so that such expenses do not exceed the annual rates of expenses of 1.50% for Class A, 2.31% for Class B, 2.28% for Class C, 1.21% for Class I and 1.80% for Class T, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class.The reduction in expenses, pursuant to the undertaking, amounted to $145,461 during the period ended March 31, 2008.

Effective September 14, 2007,TBCAM agreed to waive receipt of .25% of the fund’s contractual investment advisory fee rate payable to it by the fund, through September 13, 2008. Because this fee waiver does not change the current expense ratio limitations stated in the prospectus, the fund’s total annual fund operating expenses may not be reduced by a full 25% during the 1-year period ended September 13, 2008.The reduction in investment advisory fee, pursuant to the undertaking amounted to $224,828 during the period ended March 31, 2008.

The fund compensates Dreyfus under an administrative service fee agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the funds average daily net assets. During the period ended March 31, 2008, the fund was charged $89,931 pursuant to an administrative service fee agreement.

During the period ended March 31, 2008, the Distributor retained $2,157 and $6 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $46,119 and $5,890 from CDSC on redemptions of the funds Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of the average daily net assets of Class T shares.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended March 31, 2008, Class B, Class C and Class T shares were charged $47,194, $164,361 and $963, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2008, Class A, Class B, Class C and Class T shares were charged $152,434, $15,731, $54,787 and $963, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2008, the fund was charged $32,381 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2008, the fund was charged $4,548 pursuant to the cash management agreement.

The fund compensates Mellon Bank, N.A., a subsidiary of BNY Mellon and a Dreyfus affiliate, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2008, the fund was charged $298,548 pursuant to the custody agreement.

During the period ended March 31, 2008, the fund was charged $2,709 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $101,870 Rule 12b-1 distribution plan fees $25,526, shareholder services plan fees $26,197, custodian fees $147,090, chief compliance officer fees $2,709 and transfer agency per account fees $14,200, which are offset against a reimbursement currently in effect in the amount of $18,732.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A redemption fee of 2% will be assessed on redemptions (including exchanges) on fund shares purchased on or after December 1, 2007and held less than sixty days.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts, during the period ended March 31, 2008, amounted to $149,281,276 and $236,638,727, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2008, are set forth in the Statement of Financial Futures.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at March 31, 2008:

	Foreign
Forward Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases:
Japanese Yen,
expiring 4/1/2008	32,323,725	323,108	324,275	1,167
Japanese Yen,
expiring 4/2/2008	13,490,920	135,560	135,342	(218)
Sales:		Proceeds($)
Euro,
expiring 4/1/2008	37,477	59,097	59,167	(70)
Total				879

At March 31, 2008, accumulated net unrealized appreciation on investments was $742,638, consisting of $9,819,664 gross unrealized appreciation and $9,077,026 gross unrealized depreciation.

At March 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 29, 2007 and October 30, 2007, the Board considered the re-approval for an annual period of the fund’s Investment Advisory Agreement, pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s separate Administration Agreement with Dreyfus, pursuant to which Dreyfus provides administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from Dreyfus’ representatives regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund by TBCAM and Dreyfus pursuant to the fund’s Investment Advisory and Administration Agreements, respectively. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships that Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered TBCAM’s research and portfolio management capabilities and that Dreyfus provides oversight of day-today fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered TBCAM’s and Dreyfus’ separate and extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Investment Advisory Fee and Administration Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s total investment advisory fee and administration fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper, all for various periods ended September 30, 2007. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s total returns to the returns of the fund’s benchmark index for the past three calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2007. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median, and that the fund’s actual management fee was higher than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

With respect to the fund’s performance, the Board noted that the fund achieved total return results lower than the Performance Group and Performance Universe medians for the 1-year period, and higher than the Performance Group and Performance Universe medians for the 2-year, 3-year, and 4-year periods, noting the fund’s high absolute return for the 1-year period.

Representatives of Dreyfus reviewed with the Board members the fees paid to TBCAM or Dreyfus or its affiliates by the one mutual fund managed by TBCAM (or Dreyfus or its affiliates) that were reported in the same Lipper category as the fund (the “Similar Fund”). Dreyfus’ representatives also reviewed the fees paid by institutional separate accounts managed by TBCAM (the “Separate Accounts” and, collectively with the Similar Funds, the “Similar Accounts”) that have similar investment objectives and policies as the fund. Dreyfus does not manage any international small cap separate accounts or wrap fee accounts. The Manager’s representatives explained the nature of each Similar Account and the differences, from Dreyfus’ and TBCAM’s perspective (as applicable), in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed the differences in fees paid to TBCAM and discussed the relationship of the management fees paid in light of the services provided. Dreyfus’ representatives advised the Board that the management fees for the Separate Accounts reflected TBCAM’s independent pricing and cost structures. The Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus for the fund and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, that was prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to TBCAM from acting as investment adviser to the fund and noted the soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Administration Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that,if a fund’s assets had been decreas-ing,the possibility that Dreyfus may have realized any economies of scale would be less. It was noted that the profitability percentage for Dreyfus was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. Because TBCAM became investment adviser to the fund on August 1, 2007, meaningful profitability percentages with respect to TBCAM acting as investment adviser to the fund were not available, and such information was not considered at this meeting.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Investment Advisory Agreement and Administration Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the total investment advisory and adminis- trative fee paid to TBCAM and Dreyfus, respectively, by the fund was reasonable in light of the services provided, comparative performance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to TBCAM or Dreyfus and its affiliates in connection with the man- agement of the fund had been adequately considered by TBCAM and Dreyfus in connection with the investment advisory fee and admin- istrative fee rates charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Investment Advisory Agreement and Administration Agreement was in the best interests of the fund and its shareholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
17	Financial Highlights
22	Notes to Financial Statements
30	Information About the Review
and Approval of the Fund’s Investment
Advisory and Administration Agreements

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Small Cap Equity Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Small Cap Equity Fund, covering the six-month period from October 1, 2007, through March 31, 2008.

The reporting period proved to be one of the more challenging times for equity investors during this recent bull market run. The U.S. economy continues to sputter under the weight of a weakening housing market, and a credit crisis that originated in the U.S. sub-prime mortgage sector continues to disrupt other areas of the financial markets. These developments dampened investor sentiment and produced heightened volatility in many segments of the stock market. Financial stocks were hit particularly hard due to sub-prime related write-downs, as were other market sectors that historically have been considered sensitive to economic downturns.

The Federal Reserve Board and the U.S. government have adopted stimulative monetary and fiscal policies in an effort to boost market liquidity and the economy.While it is too early to tell how effective their actions will be, the time is right to position your portfolio for the investment challenges and opportunities that may arise.As always, we encourage you to stay in close contact with your financial advisor, who can help you maintain a disciplined approach and a long-term perspective, which historically have been key to investment success over the long run.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2007, through March 31, 2008, as provided by Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Edward R. Walter, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31,2008,Dreyfus Premier Small Cap Equity Fund produced total returns of –12.39% for Class A shares, –12.77% for Class B shares, –12.78% for Class C shares, –12.27% for Class I shares and –12.64% for Class T shares.1 The fund’s benchmark, the Russell 2500 Value Index, achieved a total return of –13.69% for the same period.2 Stocks in all capitalization ranges declined over the reporting period amid a sustained U.S. economic slowdown and an intensifying credit crisis.Although the fund posted significantly negative absolute returns, it outperformed its benchmark, primarily due to relatively strong stock selections in the health care, industrials and consumer staples sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund invests, under normal circumstances, at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies. We seek to identify companies with stocks trading at prices below their intrinsic values.We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position and expected business growth relative to its industry.We focus primarily on individual stock selection to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that may trigger a price increase.

Economic and Credit Woes Weighed on Small-Cap Stocks

U.S. stocks posted negative absolute returns over the reporting period due to a sharp downturn in the U.S. economy and an intensifying credit crunch that began in the sub-prime mortgage market and spread throughout the financial markets. Concerns regarding declining U.S. housing values, surging energy and food prices and their impact

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

on consumer spending weighed heavily on investor psychology. The Federal Reserve Board attempted to promote market liquidity and forestall further economic deterioration by injecting capital into the banking system and aggressively reducing short-term interest rates.

In this turbulent market environment, investors shifted their focus away from small-cap companies toward larger companies with histories of consistent earnings growth in a variety of economic climates. In our judgment, many fundamentally sound small-cap companies were too severely punished by selling pressure from newly risk-averse investors.

Health Care and Industrial Stocks Cushioned Losses

Our “bottom-up” value-oriented investment process helped protect the fund from the full brunt of the small-cap market’s weakness. Relative performance was especially favorable in the health care area, a traditionally defensive sector during market downturns and an area of emphasis for the fund. Life sciences companies Invitrogen and Charles River Laboratories International, which rank among the fund’s larger holdings, fared relatively well as the major pharmaceutical firms continued to outsource research-and-development activities to these specialized small-cap companies. Pediatrix Medical Group gained value as HMOs increasingly turned to the specialty health care provider for their members’ pre- and post-natal medical needs.

Among industrial companies, strong and persistent earnings growth supported the stock prices of security services provider Brink’s and hazardous waste specialist Clean Harbors. For-profit prison operator Corrections Corp. of America also fared well as state and local governments turned to the private sector to deal more efficiently with expanding prison populations. In the relatively recession-resistant consumer staples sector, longstanding fund holding Ralcorp Holdings benefited from greater demand for relatively inexpensive private-label food products in an environment of accelerating food inflation, and discount retailer BJ’s Wholesale Club enjoyed increasing membership among cost-conscious consumers.

These relatively strong performers were balanced to an extent by disappointments in other areas. In the utilities sector, electricity producer PNM Resources, which was sold during the reporting period, encountered an adverse regulatory ruling on a rate-increase request. In the technology area, which historically has tended to be volatile during downturns, networking equipment maker NETGEAR reported slowing

4

quarterly revenues and printer components manufacturer Electronics for Imaging posted lower sales volumes in the sluggish economy. We continue to like the longer-term prospects for both companies, and we have retained the fund’s positions in them. On the other hand, wireless solutions provider Powerwave Technologies declined sharply after missing earnings targets due to deteriorating business fundamentals, causing us to sell the fund’s position in the company.

Repositioning for an Eventual Upturn

As the economic and market downturn progressed, we focused on solid fundamental situations that may be less sensitive to the potential slowdown in global growth.We do know that we will need to be early in positioning the portfolio for a recovery.As always, our moves are slow and incremental — always taking into account that timing is very difficult to predict. Our process is one of bottom-up stock selection based on valuation and fundamentals. Sector overweights and underweights result from these decisions and are reflective of our thoughts on the stocks more so than on our economic outlook.We continue to take a long-term view and look for market overreactions to short-term issues to provide us with investment opportunities. We have attempted to upgrade the fund’s holdings through purchases of fundamentally strong small-cap companies selling at relatively attractive valuations.As a result, in our judgment, the fund ended the reporting period well positioned to participate fully in an eventual market rebound.

April 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company
Asset Management, LLC. Had these expenses not been absorbed, returns would have been lower.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2500 Value Index is a widely accepted, unmanaged index, which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth value.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Small Cap Equity Fund from October 1, 2007 to March 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.52	$ 10.48	$ 10.39	$ 5.44	$ 9.23
Ending value (after expenses)	$876.10	$872.30	$872.20	$877.30	$873.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 7.01	$ 11.28	$ 11.18	$ 5.86	$ 9.92
Ending value (after expenses)	$1,018.05	$1,013.80	$1,013.90	$1,019.20	$1,015.15

† Expenses are equal to the fund’s annualized expense ratio of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C, 1.16% for Class I and 1.97% for Class T, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2008 (Unaudited)

Common Stocks—97.5%	Shares	Value ($)

Consumer Discretionary—16.9%
AnnTaylor Stores	22,600 a	546,468
Belo, Cl. A	31,760	335,703
Champion Enterprises	34,120 a,b	342,223
Foot Locker	33,160	390,293
Gentex	27,870	477,971
Harman International Industries	6,130	266,900
Hearst-Argyle Television	24,600	507,498
JoS. A. Bank Clothiers	13,600 a,b	278,800
MDC Holdings	14,110	617,877
Meredith	8,970	343,103
New York Times, Cl. A	29,200 b	551,296
NVR	880 a	525,800
OfficeMax	23,800	455,532
Panera Bread, Cl. A	14,410 a,b	603,635
Regis	16,910	464,856
Scholastic	7,130 a,b	215,825
Tenneco	21,830 a	609,930
Timberland, Cl. A	17,960 a,b	246,591
Tractor Supply	3,260 a	128,835
Williams-Sonoma	21,390 b	518,494
Zale	23,330 a,b	461,001
		8,888,631
Consumer Staples—5.9%
BJ’s Wholesale Club	16,210 a	578,535
J.M. Smucker	10,520	532,417
Longs Drug Stores	24,010	1,019,465
Ralcorp Holdings	16,930 a	984,480
		3,114,897
Energy—6.9%
CARBO Ceramics	11,410 b	457,541
Dril-Quip	5,500 a	255,585
Key Energy Services	15,300 a	205,326
Oil States International	9,500 a	425,695
Patterson-UTI Energy	16,080	420,974

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Penn Virginia	24,160	1,065,214
Unit	14,160 [a]	802,164
		3,632,499
Financial—21.5%
Alexandria Real Estate Equities	5,240 [b]	485,852
Aspen Insurance Holdings	14,690	387,522
Associated Banc-Corp	9,040 [b]	240,735
Assured Guaranty	11,600	275,384
BancorpSouth	11,180	258,928
City National	11,480	567,801
Colonial BancGroup	13,900 [b]	133,857
Conseco	43,440 [a]	443,088
Cullen/Frost Bankers	13,140	696,946
Fidelity National Financial, Cl. A	17,160	314,543
First American	9,120	309,533
FirstMerit	24,570	507,616
Fulton Financial	41,420	509,052
Hanover Insurance Group	14,100	580,074
Health Care REIT	14,050	634,077
Jones Lang LaSalle	3,360	259,862
LaSalle Hotel Properties	8,180 [b]	235,011
Lexington Realty Trust	23,830	343,390
Philadelphia Consolidated Holding	16,380 [a]	527,436
Piper Jaffray	15,110 [a,b]	513,136
Protective Life	13,060	529,714
Raymond James Financial	15,560 [b]	357,569
Redwood Trust	20,390 [b]	741,177
Washington Federal	23,720	541,765
Wilmington Trust	29,390 [b]	914,029
		11,308,097
Health Care—11.2%
Amedisys	11,100 [a]	436,674
Charles River Laboratories International	14,490 [a]	854,041
HEALTHSOUTH	19,340 [a,b]	344,059
Hillenbrand Industries	10,250	489,950
Invitrogen	7,600 [a]	649,572

8

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Magellan Health Services	10,940 [a]	434,209
MDS	20,130 [a]	392,132
Medicines	14,400 [a,b]	290,880
Medicis Pharmaceutical, Cl. A	6,320	124,441
Pediatrix Medical Group	14,300 [a]	963,820
PerkinElmer	19,870	481,848
Universal Health Services, Cl. B	7,370	395,695
		5,857,321
Industrial—13.7%
Alliant Techsystems	5,280 [a,b]	546,638
Brink’s	10,580	710,764
Ceradyne	6,400 [a]	204,544
Clean Harbors	9,650 [a]	627,250
Corrections Corp. of America	22,750 [a]	626,080
Curtiss-Wright	13,050	541,314
Esterline Technologies	8,860 [a]	446,278
Granite Construction	14,780 [b]	483,454
Heartland Express	35,050 [b]	499,813
Landstar System	7,990	416,758
MSC Industrial Direct, Cl. A	13,090	553,053
Steelcase, Cl. A	34,230 [b]	378,584
Thomas & Betts	6,970 [a]	253,499
URS	6,390 [a]	208,889
Waste Connections	21,870 [a]	672,284
		7,169,202
Information Technology—10.3%
Aspen Technology	19,290 [a]	245,947
Avid Technology	13,120 [a,b]	319,340
Comtech Telecommunications	7,360 [a]	287,040
Cymer	10,290 [a,b]	267,952
Electronics for Imaging	38,390 [a]	572,779
FEI	14,790 [a,b]	322,866
Hewitt Associates, Cl. A	13,280 [a]	528,146
MKS Instruments	14,950 [a]	319,930
NETGEAR	17,180 [a]	342,741
NeuStar, Cl. A	9,870 [a]	261,358

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Parametric Technology	16,490 [a]	263,510
SRA International, Cl. A	17,740 [a]	431,259
Sybase	26,750 [a]	703,525
Teradyne	41,600 [a]	516,672
		5,383,065
Materials—3.6%
AMCOL International	3,400	106,182
FMC	8,660	480,543
International Flavors & Fragrances	5,790	255,050
Packaging Corp. of America	14,040	313,513
Reliance Steel & Aluminum	7,700	460,922
Schnitzer Steel Industries, Cl. A	1,550	110,081
Temple-Inland	12,100	153,912
		1,880,203
Telecommunication Services—1.1%
Cincinnati Bell	134,530 [a,b]	573,097
Utilities—6.4%
AGL Resources	16,040	550,492
Atmos Energy	20,100	512,550
Black Hills	11,150	398,947
Hawaiian Electric Industries	17,290 [b]	412,712
IDACORP	11,700 [b]	375,687
Portland General Electric	19,930	449,422
UGI	26,750	666,610
		3,366,420
Total Common Stocks
(cost $53,350,677)		51,173,432

Other Investment—3.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,898,000)	1,898,000 [c]	1,898,000

10

Investment of Cash Collateral
for Securities Loaned—19.2%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,094,116)		10,094,116 [c]	10,094,116

Total Investments (cost $65,342,793)		120.3%	63,165,548

Liabilities, Less Cash and Receivables		(20.3%)	(10,651,623)

Net Assets		100.0%	52,513,925

[a] Non-income producing security.
[b]	All or a portion of these securities are on loan.At March 31, 2008, the total market value of the fund’s securities on
	loan is $9,697,461 and the total market value of the collateral held by the fund is $10,094,116.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Money Market Investments	22.8	Energy	6.9
Financial	21.5	Utilities	6.4
Consumer Discretionary	16.9	Consumer Staples	5.9
Industrial	13.7	Materials	3.6
Health Care	11.2	Telecommunication Services	1.1
Information Technology	10.3		120.3

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,697,461)—Note 1(b):
Unaffiliated issuers				53,350,677	51,173,432
Affiliated issuers				11,992,116	11,992,116
Cash					81,216
Receivable for investment securities sold					357,541
Dividends and interest receivable					79,358
Receivable for shares of Beneficial Interest subscribed					13,239
Prepaid expenses					36,898
					63,733,800

Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)					47,902
Due to Administrator—Note 3(a)					4,344
Liability for securities on loan—Note 1(b)					10,094,116
Payable for investment securities purchased					978,359
Payable for shares of Beneficial Interest redeemed					52,772
Interest payable—Note 2					105
Accrued expenses					42,277
					11,219,875

Net Assets ($)					52,513,925

Composition of Net Assets ($):
Paid-in capital					60,570,130
Accumulated undistributed investment income—net					232,981
Accumulated net realized gain (loss) on investments					(6,111,941)
Accumulated net unrealized appreciation
(depreciation) on investments					(2,177,245)

Net Assets ($)					52,513,925

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	28,422,256	1,892,119	6,905,528	14,747,465	546,557
Shares Outstanding	1,132,086	79,077	288,617	578,657	22,230

Net Asset Value
Per Share ($)	25.11	23.93	23.93	25.49	24.59

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	569,904
Affiliated issuers	26,425
Income from securities lending	51,866
Interest	688
Total Income	648,883
Expenses:
Investment advisory fee—Note 3(a)	238,602
Administration fees—Note 3(a)	29,825
Shareholder servicing costs—Note 3(c)	107,548
Distribution fees—Note 3(b)	39,140
Registration fees	31,695
Professional fees	17,109
Custodian fees—Note 3(c)	10,828
Prospectus and shareholders’ reports	10,568
Trustees’ fees and expenses—Note 3(d)	4,085
Loan commitment fees—Note 2	266
Interest expense—Note 2	105
Miscellaneous	5,861
Total Expenses	495,632
Less—reduction in expenses
due to undertaking—Note 3(a)	(51,211)
Less—reduction in fees due to
earnings credits—Note 1(b)	(1,930)
Net Expenses	442,491
Investment Income—Net	206,392

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,011,139)
Net unrealized appreciation (depreciation) on investments	(5,408,929)
Net Realized and Unrealized Gain (Loss) on Investments	(8,420,068)
Net (Decrease) in Net Assets Resulting from Operations	(8,213,676)

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Operations ($):
Investment income (loss)—net	206,392	(35,129)
Net realized gain (loss) on investments	(3,011,139)	5,560,290
Net unrealized appreciation
(depreciation) on investments	(5,408,929)	1,612,073
Net Increase (Decrease) in Net Assets
Resulting from Operations	(8,213,676)	7,137,234

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(4,333,645)	(1,202,550)
Class B shares	(274,646)	(94,908)
Class C shares	(1,062,002)	(322,498)
Class I shares	(1,769,212)	(420,127)
Class T shares	(72,229)	(13,372)
Total Dividends	(7,511,734)	(2,053,455)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	4,553,232	10,322,217
Class B shares	112,648	181,063
Class C shares	920,078	901,100
Class I shares	3,161,190	4,039,483
Class T shares	248,946	174,639

14

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	3,491,424	1,020,389
Class B shares	224,559	76,716
Class C shares	480,139	153,155
Class I shares	1,769,212	420,111
Class T shares	37,752	6,169
Cost of shares redeemed:
Class A shares	(12,309,382)	(13,548,675)
Class B shares	(608,943)	(880,898)
Class C shares	(1,992,806)	(3,115,187)
Class I shares	(2,193,468)	(4,219,910)
Class T shares	(108,964)	(151,404)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,214,383)	(4,621,032)
Total Increase (Decrease) in Net Assets	(17,939,793)	462,747

Net Assets ($):
Beginning of Period	70,453,718	69,990,971
End of Period	52,513,925	70,453,718
Undistributed investment income—net	232,981	26,589

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007 [a]

Capital Share Transactions:
Class A [b]
Shares sold	162,670	315,452
Shares issued for dividends reinvested	129,456	31,689
Shares redeemed	(440,384)	(411,832)
Net Increase (Decrease) in Shares Outstanding	(148,258)	(64,691)

Class B [b]
Shares sold	4,334	5,725
Shares issued for dividends reinvested	8,717	2,458
Shares redeemed	(21,195)	(27,438)
Net Increase (Decrease) in Shares Outstanding	(8,144)	(19,255)

Class C
Shares sold	35,404	28,896
Shares issued for dividends reinvested	18,646	4,912
Shares redeemed	(74,656)	(97,592)
Net Increase (Decrease) in Shares Outstanding	(20,606)	(63,784)

Class I
Shares sold	114,638	122,591
Shares issued for dividends reinvested	64,664	12,919
Shares redeemed	(75,973)	(126,205)
Net Increase (Decrease) in Shares Outstanding	103,329	9,305

Class T
Shares sold	8,442	5,495
Shares issued for dividends reinvested	1,427	194
Shares redeemed	(3,688)	(4,525)
Net Increase (Decrease) in Shares Outstanding	6,181	1,164

[a]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b]	During the period ended March 31, 2008, 2,830 Class B shares representing $84,896 were automatically converted to 2,719 Class A shares and during the period ended September 30, 2007, 5,692 Class B shares representing $180,972 were automatically converted to 5,501 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended March 31, 2008
			Year Ended September 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	32.64	30.49	27.89	23.32	18.48	14.00
Investment Operations:
Investment income (loss)—net [b]	.11	.02	.00[c]	(.07)	(.08)	(.05)
Net realized and unrealized
gain (loss) on investments	(3.90)	3.02	3.31	4.64	5.38	4.53
Total from Investment Operations	(3.79)	3.04	3.31	4.57	5.30	4.48
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	25.11	32.64	30.49	27.89	23.32	18.48

Total Return (%) [d]	(12.39)[e]	10.00	12.15	19.60	29.07	32.00[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.58[f]	1.50[g]	1.60[g]	2.30[g]	6.56[g] 121.07[e,g]
Ratio of net expenses
to average net assets	1.39[f]	1.45[g]	1.35[g]	1.35[g]	1.34[g]	.89[e,g]
Ratio of net investment income
(loss) to average net assets	.78[f]	.06[g]	.01[g]	(.26)[g]	(.37)[g]	(.29)[e,g]
Portfolio Turnover Rate	31.43[e]	66.82[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	28,422	41,784	41,006	12,568	3,636	146

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses
[h] For the period from October 1, 2006 to July 31, 2007 the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2008
			Year Ended September 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	31.41	29.63	27.32	23.01	18.39	14.00
Investment Operations:
Investment (loss)—net [b]	(.01)	(.26)	(.22)	(.27)	(.22)	(.13)
Net realized and unrealized
gain (loss) on investments	(3.73)	2.93	3.24	4.58	5.30	4.52
Total from Investment Operations	(3.74)	2.67	3.02	4.31	5.08	4.39
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	23.93	31.41	29.63	27.32	23.01	18.39

Total Return (%) [d]	(12.77)[e]	9.05	11.33	18.74	27.99	31.36[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.54[f]	2.41[g]	2.46[g]	3.22[g]	7.31[g] 121.56[e,g]
Ratio of net expenses
to average net assets	2.24[f]	2.34[g]	2.10[g]	2.10[g]	2.09[g]	1.39[e,g]
Ratio of net investment (loss)
to average net assets	(.08)[f]	(.83)[g]	(.77)[g]	(1.03)[g]	(1.12)[g]	(.79)[e,g]
Portfolio Turnover Rate	31.43[e]	66.82[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	1,892	2,740	3,155	1,754	851	48

[a]	From February 1, 2003 (commencement of operations) to September 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
[g]	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses.
[h]	For the period from October 1, 2006 to July 31, 2007 the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

18

Six Months Ended
March 31, 2008			Year Ended September 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	31.41	29.60	27.32	23.02	18.39	14.00
Investment Operations:
Investment (loss)—net [b]	(.01)	(.24)	(.21)	(.28)	(.22)	(.13)
Net realized and unrealized
gain (loss) on investments	(3.73)	2.94	3.20	4.58	5.31	4.52
Total from Investment Operations	(3.74)	2.70	2.99	4.30	5.09	4.39
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	23.93	31.41	29.60	27.32	23.02	18.39

Total Return (%) [d]	(12.78)[e]	9.13	11.26	18.68	28.05	31.36[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.39[f]	2.29[g]	2.46[g]	3.15[g]	7.31[g] 121.56[e,g]
Ratio of net expenses
to average net assets	2.22[f]	2.25[g]	2.10[g]	2.10[g]	2.09[g]	1.38[e,g]
Ratio of net investment (loss)
to average net assets	(.05)[f]	(.74)[g]	(.75)[g]	(1.03)[g]	(1.12)[g]	(.79)[e,g]
Portfolio Turnover Rate	31.43[e]	66.82[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	6,906	9,713	11,042	3,659	690	48

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses.
[h] For the period from October 1, 2006 to July 31, 2007 the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2008			Year Ended September 30,

Class I Shares	(Unaudited)	2007[a]	2006	2005	2004	2003 [b]

Per Share Data ($):
Net asset value,
beginning of period	33.03	30.77	28.07	23.42	18.52	14.00
Investment Operations:
Investment income (loss)—net [c]	.15	.11	.06	.07	(.03)	(.02)
Net realized and unrealized
gain (loss) on investments	(3.95)	3.04	3.35	4.58	5.39	4.54
Total from Investment Operations	(3.80)	3.15	3.41	4.65	5.36	4.52
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[d]	(.46)	—
Net asset value, end of period	25.49	33.03	30.77	28.07	23.42	18.52

Total Return (%)	(12.27)[e]	10.27	12.43	19.86	29.33	32.22[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.29[f]	1.22[g]	1.35[g]	1.97[g]	6.31[g] 120.90[e,g]
Ratio of net expenses
to average net assets	1.16[f]	1.19[g]	1.10[g]	1.10[g]	1.09[g]	.73[e,g]
Ratio of net investment income
(loss) to average net assets	1.03[f]	.32[g]	.21[g]	.24[g]	(.12)[g]	(.13)[e,g]
Portfolio Turnover Rate	31.43[e]	66.82[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	14,747	15,701	14,339	12,575	14	8

[a]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b]	From February 1, 2003 (commencement of operations) to September 30, 2003.
[c]	Based on average shares outstanding at each month end.
[d]	Amount represents less than $.01 per share.
[e]	Not annualized.
[f]	Annualized.
[g]	For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses.
[h]	For the period from October 1, 2006 to July 31, 2007 the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

20

Six Months Ended
March 31, 2008			Year Ended September 30,

Class T Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	32.13	30.17	27.67	23.21	18.45	14.00
Investment Operations:
Investment income (loss)—net [b]	.03	(.14)	(.08)	(.14)	(.13)	(.07)
Net realized and unrealized
gain (loss) on investments	(3.83)	2.99	3.29	4.60	5.35	4.52
Total from Investment Operations	(3.80)	2.85	3.21	4.46	5.22	4.45
Distributions:
Dividends from net realized
gain on investments	(3.74)	(.89)	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	24.59	32.13	30.17	27.67	23.21	18.45

Total Return (%) [d]	(12.64)[e]	9.47	11.88	19.22	28.67	31.79[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.13[f]	2.07[g]	2.46[g]	2.86[g]	6.81[g] 121.24[e,g]
Ratio of net expenses
to average net assets	1.97[f]	1.93[g]	1.60[g]	1.60[g]	1.59[g]	1.06[e,g]
Ratio of net investment income
(loss) to average net assets	.25[f]	(.42)[g]	(.26)[g]	(.53)[g]	(.62)[g]	(.46)[e,g]
Portfolio Turnover Rate	31.43[e]	66.82[e,h]	—	—	—	—

Net Assets, end of period
($ x 1,000)	547	516	449	264	64	8

[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g] For the period from October 1, 2006 to July 31, 2007 and for the fiscal years ended September 30, 2003-2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (“the Portfolio”) allocated expenses.
[h] For the period from October 1, 2006 to July 31, 2007 the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series. The investment objective seeks long-term growth of capital.The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), an affiliate of TBCAM, serves as the fund’s Administrator.

On July 1, 2007, Mellon Financial Corporation and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

22

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

24

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities of Letters of Credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2008, Mellon Bank earned $17,289 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended March 31, 2008.

Each of the tax years in the three-year period ended September 30, 2007 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2007 was as follows: ordinary income $966,468 and long-term capital gains $1,086,987.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended March 31, 2008, was $5,600 with a related weighted average annualized interest rate of 3.74% .

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to a investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

26

Effective August 1, 2007, Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares, to assume the expenses of the class so that such expenses do not exceed the annual rates of expenses of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C, 1.16% for Class I and 2.02% for Class T, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class.The reduction in expenses, pursuant to the undertaking, amounted to $51,211 during the period ended March 31, 2008.

The fund compensate Dreyfus under an agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended March 31, 2008, the fund was charged $29,825 pursuant to an administrative service fee agreement.

During the period ended March 31, 2008, the Distributor retained $1,559 and $5 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $4,490 and $601 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2008, Class B, Class C and Class T shares were charged $8,101, $30,352 and $687, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2008, Class A, Class B, Class C and Class T shares were charged $42,866, $2,700, $10,117 and $687, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2008, the fund was charged $13,398 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2008, the fund was charged $1,256 pursuant to the cash management agreement.

The fund compensates Mellon Bank, under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2008, the fund was charged $10,828 pursuant to the custody agreement.

During the period ended March 31, 2008, the fund was charged $2,709 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $34,750, Rule 12b-1 distribution plan fees $5,612, shareholder services plan fees $7,857, custodian fees $5,286, chief compliance officer fees $2,709 and transfer agency per account fees $4,146, which are offset against an expense reimbursement currently in effect in the amount of $12,458.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2008, amounted to $18,684,448 and $29,436,784, respectively.

At March 31, 2008, accumulated net unrealized depreciation on investments was $2,177,245, consisting of $3,268,692 gross unrealized appreciation and $5,445,937 gross unrealized depreciation.

At March 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND

ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 29, 2007 and October 30, 2007, the Board considered the re-approval for an annual period of the fund’s Investment Advisory Agreement, pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s separate Administration Agreement with Dreyfus, pursuant to which Dreyfus provides administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature,Extent,and Quality of Services Provided to the Fund. The Board members received a presentation from Dreyfus’ representatives regarding services provided to the fund and other funds in the Dreyfus fund complex,and discussed the nature,extent,and quality of the services provided to the fund by TBCAM and Dreyfus pursuant to the fund’s Investment Advisory and Administration Agreements, respectively. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships that Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered TBCAM’s research and portfolio management capabilities and that Dreyfus provides oversight of day-today fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered TBCAM’s and Dreyfus’ separate and extensive administrative, accounting, and compliance infrastructures.

30

Comparative Analysis of the Fund’s Investment Advisory Fee and Administration Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s total investment advisory fee and administration fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance as well as comparisons of total return performance for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper, all for various periods ended September 30, 2007. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. Dreyfus also provided a comparison of the fund’s total returns to the returns of the fund’s benchmark index for the past three calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2007. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was lower than the Expense Group median, and that the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Universe median. The Board also noted that the fund’s total expense ratio was lower than the Expense Group median and slightly higher than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund achieved total return results higher than the Performance Group median and Performance Universe median for each reported time period up to 4 years.

Representatives of Dreyfus reviewed with the Board members the fee paid to TBCAM or Dreyfus or their affiliates by the one mutual fund managed by TBCAM (or Dreyfus or their affiliates) that was reported in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund and the differences in providing services to the Similar Fund as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed the differences in fees paid to TBCAM and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s advisory fee. Dreyfus’ representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by TBCAM or Dreyfus or their affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus for the fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, that was prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the method-

32

ology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund sharehold-ers.The Board members also considered potential benefits to TBCAM from acting as investment adviser to the fund and noted the soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Administration Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It was noted that the profitability percentage for Dreyfus was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. Because TBCAM became investment adviser to the fund on August 1, 2007, meaningful profitability percentages with respect to TBCAM acting as investment adviser to the fund were not available, and such information was not considered at this meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Investment Advisory Agreement and Administration Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the total investment advisory and adminis- trative fee paid to TBCAM and Dreyfus, respectively, by the fund was reasonable in light of the services provided, comparative performance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to TBCAM or Dreyfus and its affiliates in connection with the man- agement of the fund had been adequately considered by TBCAM and Dreyfus in connection with the investment advisory fee and adminis- trative fee rates charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Investment Advisory Agreement and Administration Agreement was in the best interests of the fund and its shareholders.

34

NOTES

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Stock Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)